Supplementary cash flow information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Supplementary cash flow information
Supplementary cash flow information

The table below summarizes the non-cash investing and financing activities relating to the periods presented:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Non-cash investing activities
Sale of rigs and equipment (1)	—	—	—	103
Proceeds from repayment of short-term loan from related parties due to Seadrill Partners insulation from Seadrill Limited (2)	—	—	—	109
Derecognition of Sevan Developer newbuild asset (3)	—	—	—	620
Derecognition of Sevan Developer construction obligation (3)	—	—	—	(526)

Non-cash financing activities
Repayment of debt following sale of rigs and equipment (1)	—	—	—	(103)
Repayment of debt following insulation of Seadrill Partners from Seadrill Limited (3)	—	—	—	(109)
Dividend to non-controlling interests in VIEs (4)	—	—	—	(14)

(1)
During the year ended December 31, 2017 (Predecessor), we completed the sale of the West Triton, West Resolute and West Mischief to Shelf Drilling, receiving cash consideration of $122 million. This comprised sales value of $225 million offset by $103 million of debt repayments. Refer to Note 9 - Other operating items for further information.

(2)
During the year ended December 31, 2017 (Predecessor), Seadrill Partners amended certain credit facilities to insulate itself from Seadrill Limited. This resulted in a $109 million repayment in respect to the $440 million secured debt facility. Refer to Note 31 - Related party transactions for further information on related party transactions.

(3)
During the year ended December 31, 2017 (Predecessor), Sevan and Cosco agreed to defer the Sevan Developer delivery period until June 30, 2020. The contract amendment included a contract termination clause for Cosco and therefore it was deemed that Sevan had lost control of the asset and therefore derecognized the newbuild asset, which was held at $620 million, construction obligation held at $526 million, and accrued interest and other liabilities held at $19 million, resulting in a net loss on disposal of $75 million. Refer to Note 9 – Other operating items for further information.

(4)	During the years ended December 31, 2017, the Ship Finance VIEs declared dividends payable to Ship Finance. Refer to Note 35 - Variable interest entities for further information.